Earnings Per Common Share - Summary of Computation of Basic and Diluted Earnings Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net income	$ 84,242	$ 86,135	$ 81,012
Denominator:
Weighted-average common shares outstanding	15,295,573	15,332,553	15,364,281
Effect of dilutive PBRSUs	94,779	72,607	40,459
Earnings per common share:	15,390,352	15,405,160	15,404,740
Earnings per common share:
Basic earnings per common share	$ 5.51	$ 5.62	$ 5.27
Diluted earnings per common share	$ 5.47	$ 5.59	$ 5.26